UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Basic
Value Fund, Inc. and Master Basic Value LLC, 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 12/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Basic Value

Fund, Inc.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the hous-

ing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, vola-

tile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew — the United States was in a recession, which officially began in December 2007. The Federal Reserve Board

(the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduc-

tion in December bringing the target federal funds rate to a record low range of between zero and 0.25% . Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures,

such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger,

but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector,

municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of December 31, 2008	6-month	12-month
US equities (S&P 500 Index)	(28.48)%	(37.00)%
Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)
International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06
Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2008 BlackRock Basic Value Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•During the six-month period, the Fund’s Institutional and Investor A shares outperformed the benchmark S&P 500 Citigroup Value Index, while Investor B, Investor C and Class R shares trailed the index. All share classes outpaced the broad-market S&P 500 Index.

What factors influenced performance?
•The Fund’s outperformance relative to the benchmark resulted from strong attribution in the healthcare, financials, industrials and utilities sectors, offset somewhat by weak results in energy, materials, consumer discretionary and information technology (IT).

•Within healthcare, favorable stock selection and an overall overweight in the sector benefited performance. Results were especially strong in the pharmaceuticals subsector, where Bristol-Myers Squibb Co. and
Schering-Plough Corp. were standouts. Successful stock selection and an underweight in the financials sector, particularly in capital markets and mortgage-related companies, contributed positively as well. The
Fund’s position in The Travelers Cos., Inc. and its reduced weighting in
Citigroup, Inc. proved most advantageous. In industrials, positive stock selection and an underweight, mainly in road & rail
companies and industrial conglomerates, aided performance. A position in Raytheon Co. and a reduced weighting in General Electric Co. also bolstered returns within this sector. Stock selection within utilities added value as well, with strong results from The Southern Co. Moreover, the
Fund’s cash position was beneficial as it reduced exposure to the market’s decline over the period.

•In energy, the negative impact of stock selection overshadowed the posi-
tive impact of an overweight within the sector. Poor performance from
Halliburton Co., BJ Services Co. and Peabody Energy Corp. all hindered
Fund returns. Disappointing stock selection in the materials and con-
sumer discretionary sectors also detracted from results. Key laggards included Alcoa, Inc. and E.I. du Pont de Nemours & Co. The lack of owner-
ship of McDonald’s Corp. and Comcast Corp. also hurt relative returns.

In IT, the combination of stock selection and an overweight, particularly in semiconductors and office electronics, hampered performance. Here, hold-
ings Micron Technology, Inc., Fairchild Semiconductor International, Inc.
and LSI Corp. did not produce the results we anticipated for the period.

Describe recent portfolio activity.
•During the six months, we increased the Fund’s exposure to the con-
sumer discretionary, healthcare, consumer staples and telecommunica-
tion services sectors by adding to existing holdings and initiating new positions. The Fund’s largest additions included Carnival Corp., Microsoft
Corp., Corning, Inc., Emerson Electric Co., Nucor Corp. and Air Products
& Chemicals, Inc.

•We reduced Fund exposure to financials by trimming existing positions and eliminating holdings in Wells Fargo & Co., Hartford Financial
Services Group, Inc., American International Group, Inc., Lehman
Brothers Holdings Inc. and Morgan Stanley.

Describe Fund positioning at period-end.
•As of December 31, 2008, the Fund was overweight in IT, energy and healthcare, and underweight in financials, industrials, utilities and con-
sumer discretionary. The Fund was neutral in consumer staples, materi-
als and telecommunication services.

•We expect more volatility in 2009, as negative economic and company headlines continue to frighten investors. We aim to utilize this market volatility to slowly and selectively shift from the lower-risk approach we adopted in 2008 to a more high-risk, cyclical positioning. We believe the economy will eventually recover, and that the equity market should rally in 2009. Our cautious optimism is predicated on: a) an unprecedented amount of fiscal and monetary stimulus on a global basis; b) an exorbi-
tant amount of investor fear, illustrated by the record levels of cash on the sidelines and invested in low-yielding government securities; and,
c) valuations near record-low levels on trough earnings. We are cautiously optimistic that the stage is set for a rebound of risk assets in 2009 that will include equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending	Expenses Paid	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During	Account Value	Account Value	During
	July 1, 2008	December 31, 2008	the Period[1]	July 1, 2008	December 31, 2008	the Period[1]
Institutional	$1,000	$725.50	$2.52	$1,000	$1,022.28	$2.96
Investor A	$1,000	$724.40	$3.82	$1,000	$1,020.76	$4.48
Investor B	$1,000	$720.90	$7.76	$1,000	$1,016.18	$9.10
Investor C	$1,000	$721.00	$7.37	$1,000	$1,016.63	$8.64
Class R	$1,000	$722.80	$5.47	$1,000	$1,018.85	$6.41

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.58% for Institutional, 0.88% for Investor A, 1.79% for Investor B, 1.70% for
Investor C and 1.26% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the
Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests all of its assets in Master Basic Value LLC. Master Basic Value LLC invests in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.
3 This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock
Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
4 This unmanaged Index is designed to provide a comprehensive measure of large-cap US equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the
S&P 500 Index that have been identified as being on the value end of the growth-value spectrum.
Past performance is not indicative of future results.

Performance Summary for the Period Ended December 31, 2008

				Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(27.45)%	(36.45)%	N/A	(1.96)%	N/A	1.32%	N/A
Investor A	(27.56)	(36.62)	(39.95)%	(2.22)	(3.27)%	1.06	0.52%
Investor B	(27.91)	(37.20)	(39.93)	(3.01)	(3.28)	0.44	0.44
Investor C	(27.90)	(37.18)	(37.78)	(2.99)	(2.99)	0.27	0.27
Class R	(27.72)	(36.89)	N/A	(2.51)	N/A	0.83	N/A
S&P 500 Index	(28.48)	(37.00)	N/A	(2.19)	N/A	(1.38)	N/A
S&P 500 Citigroup Value Index	(27.61)	(39.22)	N/A	(1.31)	N/A	(0.25)	N/A

1 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on July 1, 2008 and held through December 31,
2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008

Statement of Assets and Liabilities	BlackRock Basic Value Fund, Inc.
December 31, 2008 (Unaudited)
Assets
Investment at value — Master Basic Value LLC (the “Master LLC”) (cost — $4,066,863,471)	$3,798,730,773
Withdrawals receivable from the Master LLC	18,119,757
Capital shares sold receivable	2,187,284
Prepaid expenses	34,283
Other assets	181,628
Total assets	3,819,253,725

Liabilities
Capital shares redeemed payable	20,307,041
Other affiliates payable	1,967,535
Distribution fees payable	824,149
Officer’s and Directors’ fees payable	1,750
Total liabilities	23,100,475
Net Assets	$3,796,153,250

Net Assets Consist of
Institutional Shares, $0.10 par value, 400,000,000 shares authorized	$ 9,678,444
Investor A Shares, $0.10 par value, 200,000,000 shares authorized	7,643,001
Investor B Shares, $0.10 par value, 400,000,000 shares authorized	1,254,849
Investor C Shares, $0.10 par value, 200,000,000 shares authorized	2,581,398
Class R Shares, $0.10 par value, 400,000,000 shares authorized	109,082
Paid-in capital in excess of par	4,331,994,541
Undistributed net investment income	3,209,080
Accumulated net realized loss allocated from the Master LLC	(292,184,447)
Net unrealized appreciation/depreciation allocated from the Master LLC	(268,132,698)
Net Assets	$3,796,153,250

Net Asset Value
Institutional — Based on net assets of $1,746,653,115 and 96,784,435 shares outstanding	$ 18.05
Investor A — Based on net assets of $1,372,304,554 and 76,430,005 shares outstanding	$ 17.96
Investor B — Based on net assets of $221,345,184 and 12,548,488 shares outstanding	$ 17.64
Investor C — Based on net assets of $436,802,699 and 25,813,979 shares outstanding	$ 16.92
Class R — Based on net assets of $19,047,698 and 1,090,818 shares outstanding	$ 17.46

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

7

Statement of Operations	BlackRock Basic Value Fund, Inc.
Six Months Ended December 31, 2008 (Unaudited)

Investment Income
Net investment income allocated from the Master LLC:
Dividends	$ 75,338,334
Securities lending — affiliated	939,513
Income — affiliated	150,306
Foreign taxes withheld	(256,035)
Expenses	(10,600,432)
Total income	65,571,686

Expenses
Service — Investor A	2,138,341
Service and distribution — Investor B	1,508,058
Service and distribution — Investor C	2,786,700
Service and distribution — Class R	59,297
Transfer agent — Institutional	1,472,997
Transfer agent — Investor A	1,563,210
Transfer agent — Investor B	518,314
Transfer agent — Investor C	712,159
Transfer agent — Class R	37,169
Printing	135,790
Registration	48,833
Professional	42,228
Officer and Directors	3,164
Miscellaneous	12,212
Total expenses	11,038,472
Net investment income	54,533,214

Realized and Unrealized Loss Allocated from the Master LLC
Net realized loss on investments, foreign currency and options written	(219,583,406)
Net change in unrealized appreciation/depreciation on investments and options written	(1,404,250,521)
Total realized and unrealized loss	(1,623,833,927)
Net Decrease in Net Assets Resulting from Operations	$(1,569,300,713)

See Notes to Financial Statements.

8 BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

Statements of Changes in Net Assets	BlackRock Basic Value Fund, Inc.

	Six Months
	Ended	Year Ended
	December 31, 2008	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$ 54,533,214	$ 107,265,031
Net realized gain (loss)	(219,583,406)	521,979,113
Net change in unrealized appreciation/depreciation	(1,404,250,521)	(2,043,639,498)
Net decrease in net assets resulting from operations	(1,569,300,713)	(1,414,395,354)

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(56,372,234)	(32,835,680)
Investor A	(38,111,190)	(18,429,627)
Investor B	(3,159,712)	(1,294,782)
Investor C	(7,911,748)	(2,876,816)
Class R	(443,707)	(201,332)
Net realized gain:
Institutional	(47,280,236)	(210,850,845)
Investor A	(35,805,612)	(145,029,284)
Investor B	(6,480,815)	(33,941,670)
Investor C	(12,527,725)	(50,862,726)
Class R	(522,499)	(2,085,725)
Decrease in net assets resulting from dividends and distributions to shareholders	(208,615,478)	(498,408,487)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(267,134,529)	(752,444,648)

Net Assets
Total decrease in net assets	(2,045,050,720)	(2,665,248,489)
Beginning of period	5,841,203,970	8,506,452,459
End of period	$3,796,153,250	$5,841,203,970
End of period undistributed net investment income	$ 3,209,080	$ 54,674,457

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

9

Financial Highlights				BlackRock Basic Value Fund, Inc.

			Institutional
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 26.12	$ 33.96	$ 32.87	$ 31.19	$ 31.89	$ 25.83
Net investment income[1]	0.29	0.54	0.55	0.48	0.46	0.40
Net realized and unrealized gain (loss)	(7.33)	(6.28)	6.98	3.18	0.64	6.06
Net increase (decrease) from investment operations	(7.04)	(5.74)	7.53	3.66	1.10	6.46
Dividends and distributions from:
Net investment income	(0.57)	(0.28)	(0.80)	(0.47)	(0.43)	(0.40)
Net realized gain	(0.46)	(1.82)	(5.64)	(1.51)	(1.37)	—
Total dividends and distributions	(1.03)	(2.10)	(6.44)	(1.98)	(1.80)	(0.40)
Net asset value, end of period	$ 18.05	$ 26.12	$ 33.96	$ 32.87	$ 31.19	$ 31.89

Total Investment Return[2]
Based on net asset value	(27.45)%[3]	(17.84)%	25.11%	12.18%[4]	3.77%	25.23%

Ratios to Average Net Assets[5]
Total expenses	0.58%[6]	0.53%	0.54%	0.57%	0.57%	0.56%
Net investment income	2.57%[6]	1.76%	1.63%	1.52%	1.49%	1.36%

Supplemental Data
Net assets, end of period (000)	$ 1,746,653	$ 2,721,795	$ 4,071,437	$ 3,655,602	$ 3,992,702	$ 4,220,353
Portfolio turnover of the Master LLC	19%	45%	31%	42%	45%	33%

1 Based on average shares outstanding.
2 Total investment returns exclude the effects of any sales charges.
3 Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10% . Excluding these items, the total return would have been 12.08% .
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

10 BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

Financial Highlights (continued)				BlackRock Basic Value Fund, Inc.

			Investor A
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 25.94	$ 33.78	$ 32.69	$ 31.03	$ 31.74	$ 25.72
Net investment income[1]	0.25	0.45	0.46	0.40	0.38	0.33
Net realized and unrealized gain (loss)	(7.27)	(6.24)	6.95	3.16	0.63	6.02
Net increase (decrease) from investment operations	(7.02)	(5.79)	7.41	3.56	1.01	6.35
Dividends and distributions from:
Net investment income	(0.50)	(0.23)	(0.68)	(0.39)	(0.35)	(0.33)
Net realized gain	(0.46)	(1.82)	(5.64)	(1.51)	(1.37)	—
Total dividends and distributions	(0.96)	(2.05)	(6.32)	(1.90)	(1.72)	(0.33)
Net asset value, end of period	$ 17.96	$ 25.94	$ 33.78	$ 32.69	$ 31.03	$ 31.74

Total Investment Return[2]
Based on net asset value	(27.56)%[3]	(18.08)%	24.81%	11.89%[4]	3.49%	24.90%

Ratios to Average Net Assets[5]
Total expenses	0.88%[6]	0.82%	0.80%	0.82%	0.82%	0.81%
Net investment income	2.28%[6]	1.48%	1.37%	1.28%	1.24%	1.11%

Supplemental Data
Net assets, end of period (000)	$ 1,372,305	$ 2,026,095	$ 2,759,567	$ 2,266,626	$ 2,242,881	$ 2,223,869
Portfolio turnover of the Master LLC	19%	45%	31%	42%	45%	33%

1 Based on average shares outstanding.
2 Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10% . Excluding these items, the total return would have been 11.79% .
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

11

Financial Highlights (continued)				BlackRock Basic Value Fund, Inc.

			Investor B
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 25.30	$ 33.10	$ 32.00	$ 30.39	$ 31.08	$ 25.19
Net investment income[1]	0.15	0.19	0.19	0.15	0.14	0.10
Net realized and unrealized gain (loss)	(7.11)	(6.10)	6.80	3.09	0.62	5.92
Net increase (decrease) from investment operations	(6.96)	(5.91)	6.99	3.24	0.76	6.02
Dividends and distributions from:
Net investment income	(0.24)	(0.07)	(0.25)	(0.12)	(0.08)	(0.13)
Net realized gain	(0.46)	(1.82)	(5.64)	(1.51)	(1.37)	—
Total dividends and distributions	(0.70)	(1.89)	(5.89)	(1.63)	(1.45)	(0.13)
Net asset value, end of period	$ 17.64	$ 25.30	$ 33.10	$ 32.00	$ 30.39	$ 31.08

Total Investment Return[2]
Based on net asset value	(27.91)%[3]	(18.76)%	23.82%	11.01%[4]	2.72%	23.95%

Ratios to Average Net Assets[5]
Total expenses	1.79%[6]	1.66%	1.59%	1.59%	1.59%	1.58%
Net investment income	1.35%[6]	0.62%	0.59%	0.50%	0.47%	0.35%

Supplemental Data
Net assets, end of period (000)	$ 221,345	$ 389,812	$ 729,334	$ 860,121	$ 1,212,392	$ 1,594,286
Portfolio turnover of the Master LLC	19%	45%	31%	42%	45%	33%

1 Based on average shares outstanding.
2 Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10% . Excluding these items, the total return would have been 10.91% .
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

12 BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

Financial Highlights (continued)				BlackRock Basic Value Fund, Inc.

			Investor C
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 24.37	$ 31.97	$ 31.15	$ 29.66	$ 30.42	$ 24.68
Net investment income[1]	0.15	0.19	0.19	0.15	0.14	0.09
Net realized and unrealized gain (loss)	(6.84)	(5.87)	6.60	3.01	0.61	5.79
Net increase (decrease) from investment operations	(6.69)	(5.68)	6.79	3.16	0.75	5.88
Dividends and distributions from:
Net investment income	(0.30)	(0.10)	(0.33)	(0.16)	(0.14)	(0.14)
Net realized gain	(0.46)	(1.82)	(5.64)	(1.51)	(1.37)	—
Total dividends and distributions	(0.76)	(1.92)	(5.97)	(1.67)	(1.51)	(0.14)
Net asset value, end of period	$ 16.92	$ 24.37	$ 31.97	$ 31.15	$ 29.66	$ 30.42

Total Investment Return[2]
Based on net asset value	(27.90)%[3]	(18.71)%	23.83%	11.02%[4]	2.70%	23.93%

Ratios to Average Net Assets[5]
Total expenses	1.70%[6]	1.62%	1.58%	1.59%	1.59%	1.59%
Net investment income	1.45%[6]	0.68%	0.59%	0.50%	0.46%	0.33%

Supplemental Data
Net assets, end of period (000)	$ 436,803	$ 675,654	$ 906,972	$ 763,451	$ 743,882	$ 679,667
Portfolio turnover of the Master LLC	19%	45%	31%	42%	45%	33%

1 Based on average shares outstanding.
2 Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10% . Excluding these items, the total return would have been 10.92% .
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

13

Financial Highlights (concluded)					BlackRock Basic Value Fund, Inc.

			Class R
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 25.19	$ 32.92	$ 31.98	$ 30.41	$ 31.17	$ 25.36
Net investment income[1]	0.20	0.33	0.35	0.32	0.30	0.25
Net realized and unrealized gain (loss)	(7.07)	(6.06)	6.79	3.08	0.63	5.93
Net increase (decrease) from investment operations	(6.87)	(5.73)	7.14	3.40	0.93	6.18
Dividends and distributions from:
Net investment income	(0.40)	(0.18)	(0.56)	(0.32)	(0.32)	(0.37)
Net realized gain	(0.46)	(1.82)	(5.64)	(1.51)	(1.37)	—
Total dividends and distributions	(0.86)	(2.00)	(6.20)	(1.83)	(1.69)	(0.37)
Net asset value, end of period	$ 17.46	$ 25.19	$ 32.92	$ 31.98	$ 30.41	$ 31.17

Total Investment Return
Based on net asset value	(27.72)%[2]	(18.37)%	24.46%	11.59%[3]	3.28%	24.58%

Ratios to Average Net Assets[4]
Total expenses	1.26%[5]	1.18%	1.09%	1.07%	1.07%	1.07%
Net investment income	1.89%[5]	1.12%	1.08%	1.02%	0.98%	0.80%

Supplemental Data
Net assets, end of period (000)	$ 19,048	$ 27,849	$ 39,143	$ 27,114	$ 24,817	$ 13,821
Portfolio turnover of the Master LLC	19%	45%	31%	42%	45%	33%

1 Based on average shares outstanding.
2 Aggregate total investment return.
3 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10% . Excluding these items, the total return would have been 11.49% .
4 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
5 Annualized.

See Notes to Financial Statements.

14 BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

Notes to Financial Statements (Unaudited) BlackRock Basic Value Fund, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Basic Value Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value
LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master
LLC reflects the Fund’s proportionate interest in the net assets of the
Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master
LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at December 31, 2008 was 99.9% .
The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A
Shares are generally sold with a front-end sales charge. Investor B and
Investor C Shares may be subject to a contingent deferred sales charge.
Class R Shares are available only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B,
Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and
Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Master
LLC at fair value. Valuation of securities held by the Master LLC is dis-
cussed in Note 1 of the Master LLC’s Notes to Financial Statements,
which are included elsewhere in this report.

Effective July 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information avail-
able in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31,
2008 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	—
Level 2	$3,798,730,773
Level 3	—
Total	$3,798,730,773

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLC are accounted for on a trade date basis. The
Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the
Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distribu-
tions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for the years ended June 30, 2005 through June 30, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008 15

Notes to Financial Statements (continued) BlackRock Basic Value Fund, Inc.

uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administration services (other than invest-
ment advice and related portfolio activities). Currently the Fund pays the Administrator no fees pursuant to the agreement. Merrill Lynch &
Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc.
(“PNC”) are the largest stockholders of BlackRock, Inc. As of December
31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

Effective October 1, 2008, the Fund has entered into a Distribution
Agreement and Distribution Plans with BlackRock Investments, Inc.
(“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”)
as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock,
Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The on-
going service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and
Class R shareholders.

For the six months ended December 31, 2008, the Distributor earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $177,186.

For the six months ended December 31, 2008, affiliates received contin-
gent deferred sales charges of $116,626 and $42,041 relating to trans-
actions in Investor B and Investor C Shares, respectively.

Furthermore, affiliates received contingent deferred sales charges of
$1,560 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (US) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mail-
ing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other admini-
strative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended
December 31, 2008, the Fund paid $3,912,290 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the
Fund. For the six months ended December 31, 2008, the Fund earned
$1,869, which is included in income — affiliated in the Statement of Operations.

The Administrator maintains a call center, which is responsible for pro-
viding certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instruc-
tions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2008, the Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

16 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008

Notes to Financial Statements (concluded) BlackRock Basic Value Fund, Inc.

Call Center
Fees
Institutional	$16,506
Investor A	$22,458
Investor B	$ 5,298
Investor C	$ 7,140
Class R	$ 168

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforward:

On June 30, 2008, the Fund had a capital loss carryforward of $8,227, all of which expires in 2010. This amount will be available to offset future realized capital gains.

4. Capital Share Transactions: Transactions in shares for each class were as follows:

	Six Months Ended		Year Ended
	December 31, 2008		June 30, 2008
	Shares	Amount	Shares	Amount
Institutional
Shares sold	7,012,664	$ 148,328,392	13,980,368	$ 418,812,576
Shares issued to shareholders in reinvestment of distributions	4,499,728	95,083,334	7,285,389	226,137,570
Total issued	11,512,392	243,411,726	21,265,757	644,950,146
Shares redeemed	(18,921,768)	(385,708,011)	(36,967,297)	(1,084,515,563)
Net decrease	(7,409,376)	$ (142,296,285)	(15,701,540)	$ (439,565,417)

Investor A
Shares sold and automatic conversion of shares	6,716,341	$ 145,859,641	10,606,602	$ 319,907,553
Shares issued to shareholders in reinvestment of distributions	3,209,773	67,428,127	4,772,054	147,284,060
Total issued	9,926,114	213,287,768	15,378,656	467,191,613
Shares redeemed	(11,597,107)	(241,582,847)	(18,973,165)	(567,821,408)
Net decrease	(1,670,993)	$ (28,295,079)	(3,594,509)	$ (100,629,795)

Investor B
Shares sold	615,253	$ 12,639,523	1,375,035	$ 40,678,829
Shares issued to shareholders in reinvestment of distributions	416,763	8,808,027	1,069,890	32,391,163
Total issued	1,032,016	21,447,550	2,444,925	73,069,992
Shares redeemed and automatic conversion of shares	(3,890,598)	(81,812,278)	(9,072,515)	(268,510,355)
Net decrease	(2,858,582)	$ (60,364,728)	(6,627,590)	$ (195,440,363)

Investor C
Shares sold	1,755,201	$ 34,547,193	3,711,488	$ 105,711,256
Shares issued to shareholders in reinvestment of dividends
and distributions	929,878	18,735,771	1,701,515	49,581,265
Total issued	2,685,079	53,282,964	5,413,003	155,292,521
Shares redeemed	(4,598,658)	(89,277,290)	(6,053,227)	(169,997,824)
Net decrease	(1,913,579)	$ (35,994,326)	(640,224)	$ (14,705,303)

Class R
Shares sold	192,110	$ 4,076,556	546,707	$ 16,370,482
Shares issued to shareholders in reinvestment of dividends
and distributions	46,865	965,415	76,088	2,285,601
Total issued	238,975	5,041,971	622,795	18,656,083
Shares redeemed	(253,717)	(5,226,082)	(706,374)	(20,759,853)
Net decrease	(14,742)	$ (184,111)	(83,579)	$ (2,103,770)

5. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stock-
holders of BlackRock, Inc.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008 17

Portfolio Information			Master Basic Value LLC

As of December 31, 2008
	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Equity Holdings	Investments	Investment Criteria	Investments
Bristol-Myers Squibb Co.	5%	Above-Average Yield	40%
Exxon Mobil Corp.	5	Below-Average Price/Earnings Ratio	25
The Travelers Cos., Inc.	5	Low Price-to-Book Value	21
Xerox Corp.	4	Special Situations	10
Time Warner, Inc.	4	Price-to-Cash Flow	4
JPMorgan Chase & Co.	4
General Mills, Inc.	3
Kraft Foods, Inc.	3
Unilever NV	3
Kimberly-Clark Corp.	3

18 BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)				Master Basic Value LLC
			(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Above-Average Yield — 40.2%			Below-Average Price/Earnings Ratio (concluded)
Aerospace & Defense — 0.9%			Diversified Financial Services — 1.8%
Honeywell International, Inc.	995,500	$ 32,682,265	Bank of America Corp.	4,645,600	$ 65,410,048
Capital Markets — 1.8%			Citigroup, Inc.	563,600	3,781,756
The Bank of New York Mellon Corp.	2,409,000	68,246,970			69,191,804
Chemicals — 1.7%			Food Products — 5.9%
E.I. du Pont de Nemours & Co.	2,634,000	66,640,200	Kraft Foods, Inc.	4,301,469	115,494,443
Diversified Financial Services — 3.6%			Unilever NV (a)	4,509,300	110,703,315
JPMorgan Chase & Co.	4,380,100	138,104,553			226,197,758
Diversified Telecommunication Services — 5.0%			Health Care Providers & Services — 0.9%
AT&T Inc.	3,484,100	99,296,850	Cardinal Health, Inc.	1,036,883	35,741,357
Verizon Communications, Inc.	2,687,800	91,116,420	Insurance — 6.5%
		190,413,270	MetLife, Inc.	1,880,300	65,547,258
Electric Utilities — 1.8%			Prudential Financial, Inc.	167,400	5,065,524
The Southern Co.	1,807,100	66,862,700	The Travelers Cos., Inc.	3,893,976	176,007,715
Electrical Equipment — 0.1%					246,620,497
Emerson Electric Co.	113,500	4,155,235	Media — 1.6%
Food Products — 3.2%			Viacom, Inc. Class B (b)	3,161,400	60,256,284
General Mills, Inc.	1,990,900	120,947,175	Metals & Mining — 0.1%
Household Products — 0.7%			Nucor Corp.	84,200	3,890,040
Clorox Co.	449,800	24,990,888	Office Electronics — 3.7%
Industrial Conglomerates — 0.2%			Xerox Corp.	17,772,371	141,645,797
General Electric Co.	398,200	6,450,840	Software — 0.8%
Metals & Mining — 1.1%			Microsoft Corp.	1,460,007	28,382,536
Alcoa, Inc.	3,834,400	43,175,344	Total Below-Average Price/Earnings Ratio		934,796,448
Multi-Utilities — 1.4%
Dominion Resources, Inc.	1,538,698	55,146,936	Low Price-to-Book Value — 21.2%
Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp.	995,500	73,637,135	Aerospace & Defense — 2.5%
Exxon Mobil Corp.	2,312,100	184,574,943	Raytheon Co.	1,830,094	93,407,998
		258,212,078	Communications Equipment — 0.2%
			Corning, Inc.	833,100	7,939,443
Pharmaceuticals — 10.6%
Bristol-Myers Squibb Co.	8,471,800	196,969,350	Energy Equipment & Services — 2.3%
Johnson & Johnson	1,025,700	61,367,631	Halliburton Co.	4,759,800	86,533,164
Pfizer, Inc.	3,321,100	58,816,681	Hotels, Restaurants & Leisure — 0.1%
Wyeth	2,289,600	85,882,896	Carnival Corp.	165,600	4,027,392
		403,036,558	Household Products — 2.6%
Semiconductors & Semiconductor			Kimberly-Clark Corp.	1,906,200	100,532,988
Equipment — 1.3%			Industrial Conglomerates — 0.9%
Analog Devices, Inc.	2,520,339	47,936,848	Tyco International Ltd.	1,622,225	35,040,060
Total Above-Average Yield		1,527,001,860	Machinery — 1.7%
			Deere & Co.	1,690,600	64,783,792

Below-Average Price/Earnings Ratio — 24.6%			Media — 5.3%
			Time Warner, Inc. (c)	13,956,200	140,399,372
Aerospace & Defense — 1.0%			Walt Disney Co.	2,760,400	62,633,476
Northrop Grumman Corp.	796,400	35,869,856			203,032,848
Chemicals — 0.2%			Oil, Gas & Consumable Fuels — 1.0%
Air Products & Chemicals, Inc.	149,700	7,525,419	Anadarko Petroleum Corp.	946,800	36,499,140
Computers & Peripherals — 2.1%
Hewlett-Packard Co.	2,190,000	79,475,100

See Notes to Financial Statements. BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008 19

Schedule of Investments (concluded) Master Basic Value LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Low Price-to-Book Value (concluded)
Semiconductors & Semiconductor
Equipment — 4.6%
Fairchild Semiconductor International, Inc. (b)	8,396,442	$ 41,058,601
LSI Corp. (b)(c)	24,651,096	81,102,106
Micron Technology, Inc. (b)(c)	19,804,588	52,284,112
		174,444,819
Total Low Price-to-Book Value		806,241,644

Price-to-Cash Flow — 3.4%
Diversified Telecommunication Services — 2.5%
Qwest Communications International Inc. (c)	26,339,800	95,876,872
Oil, Gas & Consumable Fuels — 0.9%
Peabody Energy Corp.	1,467,900	33,394,725
Total Price-to-Cash Flow		129,271,597

Special Situations — 10.3%
Computers & Peripherals — 2.0%
International Business Machines Corp.	917,900	77,250,464
Energy Equipment & Services — 2.3%
BJ Services Co.	7,532,068	87,899,234
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	581,900	31,184,021
Covidien Ltd.	871,000	31,565,040
		62,749,061
Pharmaceuticals — 2.6%
Schering-Plough Corp.	5,895,100	100,393,553
Semiconductors & Semiconductor
Equipment — 1.7%
Intel Corp.	4,329,700	63,473,402
Total Special Situations		391,765,714
Total Long-Term Investments
(Cost — $4,058,082,611) — 99.7%		3,789,077,263

	Beneficial
	Interest
	(000)
Short-Term Securities — 4.2%
BlackRock Liquidity Series, LLC
Cash Sweep Series, 1.64% (d)(e)	$ 17,552	17,552,035
BlackRock Liquidity Series, LLC
Money Market Series, 0.80% (d)(e)(f)	143,984	143,983,800
Total Short-Term Securities
(Cost — $161,535,835) — 4.2%		161,535,835
Total Investments (Cost — $4,219,618,446*) — 103.9%		3,950,613,098
Liabilities in Excess of Other Assets — (3.9)%		(148,369,945)
Net Assets — 100.0%		$3,802,243,153

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 4,261,185,487
Gross unrealized appreciation	$ 601,139,601
Gross unrealized depreciation	(911,711,990)
Net unrealized depreciation	$ (310,572,389)

(a) Depositary receipts.
(b) Non-income producing security.
(c) Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 17,552,035	$148,528
BlackRock Liquidity Series, LLC
Money Market Series	$(480,183,511)	$940,061

(e) Represents the current yield as of report date.
(f) Security was purchased with cash proceeds from securities loans.
•For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•Effective July 1, 2008, the Master LLC adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For infor-
mation about Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Master LLC’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 3,789,077,263
Level 2	161,535,835
Level 3	—
Total	$ 3,950,613,098

See Notes to Financial Statements.

20 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008

Statement of Assets and Liabilities	Master Basic Value LLC

December 31, 2008 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $133,320,175) (cost — $4,058,082,611)	$3,789,077,263
Investments at value — affiliated (cost — $161,535,835)	161,535,835
Dividends receivable	9,524,090
Investments sold receivable	7,567,468
Securities lending income receivable — affiliated	236,856
Prepaid expenses	187,171
Other assets	17,973
Total assets	3,968,146,656

Liabilities
Collateral at value — securities loaned	143,983,800
Bank overdraft	106,847
Withdrawals payable to investors	18,113,984
Investments purchased payable	2,021,302
Investment advisory fees payable	1,276,807
Other affiliates payable	51,840
Other accrued expenses payable	260,251
Officer’s and Directors’ fees payable	1,752
Other liabilities	86,920
Total liabilities	165,903,503
Net Assets	$3,802,243,153

Net Assets Consist of
Investors’ capital	$4,071,248,501
Net unrealized appreciation/depreciation	(269,005,348)
Net Assets	$3,802,243,153

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

21

Statement of Operations	Master Basic Value LLC

Six Months Ended December 31, 2008 (Unaudited)
Investment Income
Dividends	$ 75,385,472
Foreign taxes withheld	(256,228)
Income — affiliated	150,397
Securities lending — affiliated	940,061
Total income	76,219,702

Expenses
Investment advisory	9,827,150
Accounting services	386,570
Custodian	122,674
Officer and Directors	92,812
Professional	82,156
Printing	7,132
Miscellaneous	88,287
Total expenses	10,606,781
Net investment income	65,612,921

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(226,447,581)
Foreign currency	1,610
Options written	6,700,746
(219,745,225)
Net change in unrealized appreciation/depreciation on:
Investments	(1,403,521,382)
Options written	(1,615,254)
(1,405,136,636)
Total realized and unrealized loss	(1,624,881,861)
Net Decrease in Net Assets Resulting from Operations	$(1,559,268,940)

See Notes to Financial Statements.

22 BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

Statements of Changes in Net Assets					Master Basic Value LLC

					Six Months
					Ended	Year Ended
				December 31, 2008		June 30,
Increase (Decrease) in Net Assets:					(Unaudited)	2008
Operations
Net investment income				$ 65,612,921		$ 137,476,570
Net realized gain (loss)					(219,745,225)	521,706,871
Net change in unrealized appreciation/depreciation				(1,405,136,636)		(2,043,627,609)
Net decrease in net assets resulting from operations				(1,559,268,940)		(1,384,444,168)

Capital Transactions
Proceeds from contributions					348,153,258	904,423,324
Fair value of withdrawals					(833,346,204)	(2,183,537,046)
Net decrease in net assets derived from capital transactions					(485,192,946)	(1,279,113,722)

Net Assets
Total decrease in net assets				(2,044,461,886)		(2,663,557,890)
Beginning of period				5,846,705,039		8,510,262,929
End of period				$ 3,802,243,153		$ 5,846,705,039

Financial Highlights					Master Basic Value LLC

	Six Months
	Ended
	December 31, 2008			Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Total Investment Return
Total investment return	(27.36)%[1]	(17.73)%	25.25%	12.32%[2]	3.91%	25.38%

Ratios to Average Net Assets
Total expenses	0.44%[3]	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	2.71%[3]	1.87%	1.74%	1.66%	1.63%	1.50%

Supplemental Data
Net assets, end of period (000)	$ 3,802,243	$ 5,846,705	$ 8,510,263	$ 7,581,315	$ 8,228,928	$ 8,747,240
Portfolio turnover	19%	45%	31%	42%	45%	33%

1 Aggregate total investment return.
2 A portion of total investment return consists of payments by the previous investment advisor for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10% . Excluding these items, the total return would have been 12.22% .
3 Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

23

Notes to Financial Statements (Unaudited) Master Basic Value LLC

1. Organization and Significant Accounting Policies:

Master Basic Value LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Board of Directors (the “Directors”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. The Master LLC values its investments in Cash
Sweep Series and Money Market Series, each of the BlackRock Liquidity
Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an inde-
pendent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Master LLC are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master LLC’s net assets. If events
(for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Master LLC may engage in various portfolio investment strategies both to increase the return of the Master
LLC and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Options — The Master LLC may purchase and write call and put options. A call option gives the purchaser of the option the right
(but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Master LLC purchases (writes) an option, an amount equal to the premium paid (received) by the Master LLC is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Master LLC enters into a closing transaction), the
Master LLC realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Master LLC writes a call option, such option is “covered” meaning that the Master LLC holds the underlying security subject to being

24 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008

Notes to Financial Statements (continued) Master Basic Value LLC called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Master LLC writes a put option, such option is covered by cash in an amount sufficient to cover the obliga-
tion. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Master LLC in a securities lending transaction.

In purchasing and writing options, the Master LLC bears the market risk of an unfavorable change in the price of the underlying security.
Exercise of a written option could result in the Master LLC purchas-
ing a security at a price different from the current market value. The
Master LLC may execute transactions in both listed and OTC options.
Transactions in certain OTC options may expose the Master LLC to the risk of default by the counterparty to the transaction.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Master LLC reports foreign currency related transactions as com-
ponents of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Master LLC segregates assets in connection with certain investments (e.g., options, written options), the Master LLC will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the
Master LLC may also be required to deliver or deposit securities as collateral for certain investments (e.g., written options).

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Securities lending: The Master LLC may lend securities to financial institutions that provide cash or securities issued or guaranteed by the
US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. The Master LLC typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Master
LLC receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Master LLC may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Master LLC may pay reason-
able lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the six months ended
December 31, 2008, the Master LLC received only cash collateral for any securities loaned.

Income Taxes: The Master LLC is classified as a “pass-through entity”
for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
LLC. Therefore, no federal income tax provision is required.

It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Master LLC recorded a bank overdraft which result-
ed from estimates of available cash.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008 25

Notes to Financial Statements (continued) Master Basic Value LLC

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”)
and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch
and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master
LLC. For such services, the Master LLC pays the Advisor a monthly fee based upon the average daily value of the Master LLC’s average daily net assets at the following annual rates: 0.60% of the Master LLC’s aver-
age daily net assets not exceeding $100 million; 0.50% of average daily net assets in excess of $100 million but not exceeding $200 million;
and 0.40% of average daily net assets in excess of $200 million.

The Advisor has entered into a sub-advisory agreement with BlackRock
Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor.

For the six months ended December 31, 2008, the Master LLC reim-
bursed the Advisor $57,122 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC has received an exemptive order from the SEC permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith
Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates.
The share of income owned by the Master LLC on such investments is shown as securities lending — affiliated on the Statement of Operations.
For the six months ended December 31, 2008, BIM received $156,419 in securities lending agent fees.

In addition, MLPF&S received $350,638 in commissions on the execu-
tion of portfolio security transactions for the Master LLC for the six months ended December 31, 2008.

The Master LLC may earn income on positive cash balances in demand deposit accounts. For the six months ended December 31, 2008, the
Master LLC earned $1,869, which is included in income — affiliated in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC’s Chief
Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2008 were $903,355,904 and
$1,334,768,753, respectively.

Transactions in call options written for the six months ended December
31, 2008 were as follows:

		Premiums
Call Options Written	Contracts	Received
Outstanding call options written,
beginning of period	12,610	$ 7,511,604
Options closed	(12,610)	(7,511,604)
Outstanding call options written, end
of period	—	—

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Master LLC paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Master LLC pays a commitment fee of 0.08% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement, which is included in miscel-
laneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the (a)
federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX
Index (as defined in the credit agreement) in effect from time to time.
The Master LLC did not borrow under the credit agreement during the six months ended December 31, 2008.

26 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008

Notes to Financial Statements (concluded) Master Basic Value LLC

5. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involv-
ing the companies whose securities are owned by the Master LLC; condi-
tions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master
LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default.
Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master LLC’s Statement of Assets and
Liabilities.

6. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008 27

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member of
the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chairman of the Audit Committee
and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr &
Gallagher LLP
New York, NY 10019

28 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008 29

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2008

A World-Class Mutual Fund Family BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2008

31

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance
results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

BlackRock Basic Value Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#10247-12/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 23, 2009